UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments.

Columbia Acorn Fund

Statement of Investments (Unaudited), March 31, 2009

Number of Shares		Value (000)

Equities: 94.5%
Information 24.4%
	> Business Software 4.4%
5,500,000	Informatica (a)(b)	$72,930
	Enterprise Data Integration Software
3,000,000	Red Hat (a)	53,520
	Maintenance & Support for Open Source & Middleware
12,300,000	Novell (a)	52,398
	Directory, Operating System & Identity Management Software
1,150,000	Quality Systems	52,037
	IT Systems for Medical Groups & Ambulatory Care Centers
2,480,544	Micros Systems (a)	46,510
	Information Systems for Restaurants & Hotels
2,000,000	Concur Technologies (a)	38,380
	Web Enabled Cost & Expense Management Software
1,525,000	ANSYS (a)	38,277
	Simulation Software for Engineers & Designers
1,800,000	Blackbaud	20,898
	Software & Services for Non-profits
3,050,000	Radiant Systems (a)(b)	13,451
	IT Systems for Restaurants, Convenience Stores & Retail Stores
2,425,000	Kenexa (a)(b)	13,071
	Recruiting & Workforce Management Solutions
1,000,000	NetSuite (a)	11,260
	End to End IT Systems Solution Delivered Over the Web
2,500,000	Actuate (a)(b)	7,650
	Information Delivery Software & Solutions
700,000	Avid Technology (a)	6,398
	Digital Nonlinear Editing Software & Systems
		426,780
	> Instrumentation 3.4%
5,000,000	Flir Systems (a)	102,400
	Infrared Cameras
1,300,000	Mettler Toledo (a)	66,729
	Laboratory Equipment
2,840,000	Trimble Navigation (a)	43,395
	GPS-based Instruments
6,100,000	Hexagon (Sweden)	29,686
	Measurement Equipment
500,000	Dionex (a)	23,625
	Ion & Liquid Chromatography
2,750,000	IPG Photonics (a)(b)	23,155
	Fiber Lasers
1,150,000	FARO Technologies (a)(b)	15,456
	Precision Measurement Equipment
540,897	Varian (a)	12,841
	Analytical Instruments
400,000	Hamamatsu Photonics (Japan)	7,464
	Optical Sensors for Medical & Industrial Applications
		324,751
	> Computer Hardware & Related Equipment 3.3%
3,800,000	Amphenol	108,262
	Electronic Connectors
1,340,000	Dolby Laboratories (a)	45,708
	Audio Technology for Consumer Electronics
2,400,000	II-VI (a)(b)	41,232
	Laser Optics & Specialty Materials
1,400,000	Zebra Technologies (a)	26,628
	Bar Code Printers
1,615,000	Teradata (a)	26,195
	Enterprise Data Warehouse Systems
800,000	Nice Systems - ADR (Israel) (a)	19,888
	Audio & Video Recording Solutions
870,000	Netgear (a)	10,484
	Networking Products for Small Business & Home
1,180,000	Stratasys (a)	9,759
	Rapid Prototyping Systems
740,000	Belden CDT	9,257
	Specialty Cable
470,000	Rofin-Sinar Technologies (a)	7,576
	Laser System
280,000	Rogers (a)	5,286
	Printed Circuit Board Laminates & High-performance Foams
500,000	Intermec (a)	5,200
	Bar Code & Wireless LAN Systems
		315,475
	> Mobile Communications 2.3%
6,575,000	Crown Castle International (a)	134,196
	Communications Towers
2,250,000	American Tower (a)	68,467
	Communications Towers in USA & Latin America
1,200,000	MetroPCS Communications (a)	20,496
	Discount Cellular Telephone Services
1,500,000	Globalstar (a)	525
	Satellite Mobile Voice & Data Carrier
		223,684
	> Internet Related 1.6%
9,500,000	SkillSoft - ADR (a)(b)	63,555
	Web-based Learning Solutions (E-Learning)
450,000	Equinix (a)	25,267
	Network Neutral Data Centers
2,500,000	Switch & Data Facilities (a)(b)	21,925
	Network Neutral Data Centers
188,000	NHN (South Korea) (a)	20,523
	Google-ing in South Korea
800,000	Akamai (a)	15,520
	Content Delivery Network (CDN) for Better Delivery of Online Content
700,000	Vasco Data Security International (a)	4,039
	Online Banking Security & Enterprise Network Security
1,000,000	TheStreet. com	1,970
	Advertising on Financial Information Websites
		152,799

Number of Shares		Value (000)

	> CATV 1.5%
61,550	Jupiter Telecommunications (Japan)	$40,915
	Largest Cable Service Provider in Japan
2,250,000	Discovery Communications (a)	36,045
2,250,000	Discovery Communications, Series C (a)	32,962
	CATV Programming
1,250,000	Liberty Global, Series C (a)	17,663
	CATV Franchises Outside the USA
4,000,000	Mediacom Communications (a)(b)	16,120
	CATV Franchises
		143,705
	> Telephone Services 1.4%
9,500,000	TW Telecom (a)(b)	83,125
	Fiber Optic Telephone/Data Services
4,300,000	Cogent Communications (a)(b)	30,960
	Internet Data Pipelines
2,000,000	General Communications (a)	13,360
	CATV, Web, Phone & Commercial Communications Provider in Alaska
8,165,000	PAETEC Holding (a)(b)	11,758
	Telephone/Data Services for Business
		139,203
	> Financial Processors 1.3%
2,919,000	Global Payments	97,524
	Credit Card Processor
2,125,000	Hong Kong Exchanges and Clearing (Hong Kong)	20,028
	Hong Kong Equity & Derivatives Market Operator
3,400,000	Singapore Exchange (Singapore)	11,401
	Singapore Equity & Derivatives Market Operator
		128,953
	> Semiconductors & Related Equipment 1.2%
2,255,000	Microsemi (a)	26,158
	Analog/Mixed-signal Semiconductors
1,035,000	Supertex (a)(b)	23,908
	Analog/Mixed-signal Semiconductors
2,035,000	IXYS (b)	16,402
	Power Semiconductors
1,765,000	Pericom Semiconductor (a)(b)	12,902
	Interface Integrated Circuits (ICs) & Frequency Control Products
2,914,000	ON Semiconductor (a)	11,365
	Mixed-signal & Power Management Semiconductors
2,110,000	Integrated Device Technology (a)	9,600
	Communications Semiconductors
500,000	Littelfuse (a)	5,495
	Little Fuses
315,000	Monolithic Power Systems (a)	4,883
	High Performance Analog & Mixed Signal Integrated Circuits (ICs)
3,000,000	Entegris (a)	2,580
	Semiconductor Wafer Shipping & Handling Products
		113,293
	> Gaming Equipment & Services 0.9%
4,025,000	Bally Technologies (a)(b)	74,141
	Slot Machines & Software
1,000,000	Scientific Games (a)	12,110
	Lottery Services Provider
		86,251
	> Business Information & Marketing Services 0.7%
2,500,000	Navigant Consulting (a)(b)	32,675
	Financial Consulting Firm
540,000	FTI Consulting (a)	26,719
	Financial Consulting Firm
1,240,000	InfoGROUP (a)	5,159
	Business Data for Sales Leads
2,000,000	Voyager Learning (a)(b)	2,320
	Education Services for the K-12 Market
124,674	Viad	1,760
	Trade Show Services, Travel & Tours
		68,633
	> Computer Services 0.7%
1,520,000	SRA International (a)	22,344
	Government IT Services
5,000,000	iGate (b)	16,200
	IT & Business Process Outsourcing Services
4,500,000	Hackett Group (a)(b)	9,090
	IT Integration & Best Practice Research
1,450,000	Virtusa (a)(b)	8,990
	Offshore IT Outsourcing
180,000	ManTech International (a)	7,542
	Government IT Services
39,325	WNS - ADR (a)	205
	Offshore BPO (Business Process Outsourcing) Services
		64,371
	> Electronics Distribution 0.6%
3,465,000	Avnet (a)	60,672
	Electronic Components Distribution
		60,672
	> Telecommunications Equipment 0.4%
1,380,000	Polycom (a)	21,238
	Video Conferencing Equipment
2,800,000	Tellabs (a)	12,824
	Telecommunications Equipment
		34,062
	> Satellite Broadcasting & Services 0.3%
1,250,000	SES Global (France)	23,882
	Satellite Broadcasting Services
		23,882
	> Contract Manufacturing 0.2%
1,275,000	Plexus (a)	17,620
	Electronic Manufacturing Services
18,300,000	Sanmina-SCI (a)	5,582
	Electronic Manufacturing Services
		23,202
	> Advertising 0.1%
2,000,000	VisionChina Media - ADR (China) (a)	12,900
	Advertising on Digital Screens in China’s Mass Transit System
		12,900
	> Consumer Software 0.1%
3,200,000	THQ (a)	9,728
	Entertainment Software

Number of Shares		Value (000)

	> Consumer Software—continued
300,000	Activision Blizzard (a)	$3,138
	Entertainment Software
		12,866
	> Radio —%
1,541,000	Salem Communications (a)(b)	863
	Radio Stations for Religious Programming
164,991	Saga Communications (a)	620
	Radio Stations in Small & Mid-sized Cities
2,400,000	Spanish Broadcasting System (a)(b)	360
	Spanish Language Radio Stations
		1,843
	> TV Broadcasting —%
2,500,000	Entravision Communications (a)(b)	650
	Spanish Language TV & Radio Stations
1,750,000	Gray Television	560
	Mid-market Affiliated TV Stations
		1,210
Information: Total		2,358,535

Industrial Goods & Services 18.8%
	> Machinery 7.7%
5,000,000	Ametek	156,350
	Aerospace/Industrial Instruments
4,200,000	Donaldson (b)	112,728
	Industrial Air Filtration
2,200,000	ESCO Technologies (a)(b)	85,140
	Automatic Electric Meter Readers
3,000,000	Clarcor (b)	75,570
	Mobile & Industrial Filters
2,600,000	Pentair	56,342
	Pumps & Water Treatment
1,975,000	Mine Safety Appliances (b)	39,539
	Safety Equipment
1,300,000	Kaydon	35,529
	Specialized Friction & Motion Control Products
1,520,000	MOOG (a)	34,762
	Motion Control Products for Aerospace, Defense & Industrial Markets
1,350,000	Toro	32,643
	Turf Maintenance Equipment
1,100,000	Nordson	31,273
	Dispensing Systems for Adhesives & Coatings
1,375,000	Pall	28,091
	Filtration & Fluids Clarification
3,500,000	Oshkosh Truck	23,590
	Specialty Truck Manufacturer
850,000	HEICO (b)	17,536
	FAA Approved Aircraft Replacement Parts
350,000	Lincoln Electric	11,092
	Welding Equipment & Consumables
130,700	Union Tool (Japan)	2,740
	Precision Drill Bit Manufacturer
		742,925
	> Other Industrial Services 2.7%
5,300,000	Expeditors International of Washington	149,937
	International Freight Forwarder
1,650,000	Forward Air (b)	26,779
	Freight Transportation Between Airports
2,100,000	UTI Worldwide	25,095
	Freight Forwarding & Logistics
1,750,000	Mobile Mini (a)	20,160
	Portable Storage Units Leasing
1,041,000	Imtech (Netherlands)	14,329
	Engineering & Technical Services
1,200,000	TrueBlue (a)	9,900
	Temporary Manual Labor
600,000	Intertek Testing (United Kingdom)	7,623
	Testing, Inspection & Certification Services
615,000	TAL International Group	4,502
	Intermodal Freight Containers Leasing
900,000	American Reprographics (a)	3,186
	Document Management & Logistics
400,000	American Commercial Lines (a)	1,268
	Operator/Builder of Inland Barges
		262,779
	> Industrial Materials & Specialty Chemicals 2.2%
1,800,000	Sociedad Quimica y Minera de Chile - ADR (Chile)	47,808
	Producer of Specialty Fertilizers, Lithium & Iodine
1,350,000	Albemarle	29,390
	Refinery Catalysts & Other Specialty Chemicals
2,200,000	Nalco Holding Company	28,754
	Provider of Water Treatment & Process Chemicals & Services
600,000	Greif	19,974
	Industrial Packaging
255,000	Novozymes (Denmark)	18,421
	Industrial Enzymes
500,000	Aptargroup	15,570
	Dispensing Systems for Consumer Products & Pharmaceuticals
1,324,000	Drew Industries (a)(b)	11,492
	RV & Manufactured Home Components
15,000	Sika (Switzerland)	11,135
	Chemicals for Construction & Industrial Applications
2,000,000	Kansai Paint (Japan)	11,052
	Paint Producer in Japan, India, China & Southeast Asia
743,100	Albany International	6,725
	Paper Machine Clothing & Advanced Textiles
350,000	Koppers Holdings	5,082
	Integrated Provider of Carbon Compounds
189,580	Carbone Lorraine (France)	4,378
	Advanced Industrial Materials
		209,781
	> Industrial Distribution 2.2%
1,200,000	WW Grainger	84,216
	Industrial Distribution

Number of Shares		Value (000)

	> Industrial Distribution—continued
2,275,000	Airgas	$76,918
	Industrial Gas Distributor
900,000	Watsco	30,627
	HVAC Distribution
2,000,000	Interline Brands (a)(b)	16,860
	Industrial Distribution
		208,621
	> Outsourcing Services 1.2%
2,300,000	Quanta Services (a)	49,335
	Electrical & Telecom Construction Services
2,025,000	Administaff (b)	42,788
	Professional Employer Organization
15,200,000	OLAM (Singapore)	14,591
	Agriculture Supply Chain Manager
607,259	Serco (United Kingdom)	3,187
	Facilities Management
600,000	GP Strategies (a)	2,136
	Training Programs
		112,037
	> Construction 1.1%
850,000	Martin Marietta Materials	67,405
	Aggregates
2,000,000	Simpson Manufacturing	36,040
	Wall Joint Maker
200,000	Ritchie Brothers Auctioneers	3,718
	Heavy Equipment Exchange
484,000	M/I Homes	3,383
	Columbus-based Home Builder
		110,546
	> Waste Management 0.8%
1,850,000	Waste Connections (a)	47,545
	Solid Waste Management
1,858,500	Republic Services	31,873
	Solid Waste Management
		79,418
	> Electrical Components 0.5%
1,300,000	Acuity Brands	29,302
	Commercial Lighting Fixtures
1,000,000	Ushio (Japan)	13,982
	Industrial Light Sources
		43,284
	> Conglomerates 0.3%
2,777,000	Aalberts Industries (Netherlands)	14,979
	Flow Control & Heat Treatment
600,000	Ibiden (Japan)	14,336
	Electronic Parts & Ceramics
		29,315
	> Steel 0.1%
390,000	Haynes International (a)	6,950
	Producer of High Performance Alloys
450,000	Commercial Metals	5,197
	Vertically Integrated Steelmaker
		12,147
Industrial Goods & Services: Total		1,810,853

Finance 13.9%
	> Insurance 3.7%
2,365,000	HCC Insurance Holdings	59,574
	Specialty Insurance
2,400,000	Assurant	52,272
	Specialty Insurance
1,300,000	Endurance Specialty Holdings	32,422
	Commercial Lines Insurance/Reinsurance
100,000	Markel (a)	28,388
	Specialty Insurance
575,000	Navigators Group (a)	27,129
	Specialty Insurance
1,748,000	Leucadia National (a)	26,028
	Insurance Holding Company
1,000,000	Aspen Insurance	22,460
	Commercial Lines Insurance/Reinsurance
900,000	Tower Group	22,167
	Commercial & Personal Lines Insurance
1,450,000	Delphi Financial Group	19,517
	Workers Compensation & Group Employee Benefit Products & Services
832,000	Willis Group	18,304
	Insurance Broker
1,420,000	Selective Insurance Group	17,267
	Commercial & Personal Lines Insurance
1,200,000	SeaBright Insurance Holdings (a)(b)	12,552
	Workers Compensation Insurance
9,420,000	Conseco (a)(b)	8,666
	Life, Long-term Care & Medical Supplement Insurance
995,000	Protective Life	5,224
	Life Insurance
		351,970
	> Banks 3.5%
3,260,000	BOK Financial	112,633
	Tulsa-based Southwest Bank
3,337,900	Associated Banc-Corp	51,537
	Midwest Bank
3,722,100	Valley National Bancorp	46,042
	New Jersey/New York Bank
3,550,000	TCF Financial	41,748
	Great Lakes Bank
2,020,000	MB Financial (b)	27,472
	Chicago Bank
1,160,000	SVB Financial Group (a)	23,212
	Bank to Venture Capitalists
1,200,000	TriCo Bancshares (b)	20,088
	California Central Valley Community Bank
170,000	City National	5,741
	Beverly Hills Bank
341,296	Green Bankshares	3,004
	Tennessee Bank
1,000,000	West Coast Bancorp (b)	2,220
	Portland Community Bank
		333,697
	> Savings & Loans 2.7%
12,063,899	People’s United	216,788
	Connecticut Savings & Loan
1,989,000	Washington Federal	26,434
	Traditional Thrift

Number of Shares		Value (000)

	> Savings & Loans—continued
450,000	Housing Development Finance (India)	$12,480
	Indian Mortgage Lender
660,000	Provident New York Bancorp	5,643
	New York State Thrift
100,000	Berkshire Hills Bancorp	2,292
	Northeast Thrift
15,090	ViewPoint Financial	181
	Texas Thrift
		263,818
	> Brokerage & Money Management 2.2%
4,235,000	Eaton Vance	96,770
	Specialty Mutual Funds
6,448,000	SEI Investments	78,730
	Mutual Fund Administration & Investment Management
647,502	Investment Technology Group (a)	16,524
	Electronic Trading
1,150,000	Cohen & Steers	12,834
	Top REIT Fund Manager
230,000	Affiliated Managers Group (a)	9,593
	Asset Manager Holding Company
		214,451
	> Finance Companies 1.8%
7,235,000	AmeriCredit (a)(b)	42,397
	Auto Lending
2,090,000	McGrath Rentcorp (b)	32,938
	Temporary Space & IT Rentals
1,330,000	GATX	26,906
	Rail Car Lessor
1,545,000	World Acceptance (a)(b)	26,419
	Personal Loans
3,300,000	H&E Equipment Services (a)(b)	21,615
	Heavy Equipment Leasing
655,000	Aaron Rents	17,462
	Rent to Own
1,650,000	CAI International (a)(b)	4,670
	International Container Leasing & Management
1,091,000	Marlin Business Services (a)(b)	4,277
	Small Equipment Leasing
		176,684
Finance: Total		1,340,620

Health Care 13.2%
	> Medical Equipment & Devices 4.0%
2,850,000	Alexion Pharmaceuticals (a)	107,331
	Biotech Focused on Orphan Diseases
2,100,000	Illumina (a)	78,204
	Leading Tools & Service Provider for Genetic Analysis
1,000,000	Edwards Lifesciences (a)	60,630
	Heart Valves
700,000	Haemonetics (a)	38,556
	Blood & Plasma Collection Equipment
2,800,000	Hologic (a)	36,652
	Diagnostic & Medical Imaging Equipment for Women’s Health
1,300,000	Kinetic Concepts (a)	27,456
	Wound Healing & Tissue Repair
2,020,200	American Medical Systems (a)	22,525
	Medical Devices to Treat Urological Conditions
600,000	Orthofix International (a)	11,112
	Bone Fixation & Stimulation Devices
		382,466
	> Biotechnology & Drug Delivery 3.6%
2,200,000	Myriad Genetics (a)	100,034
	Genetic Diagnostics
1,660,000	Auxilium Pharmaceuticals (a)	46,015
	Biotech Focused on Niche Disease Areas
4,400,000	Seattle Genetics (a)(b)	43,384
	Antibody-based Therapies for Cancer
3,000,000	BioMarin (a)	37,050
	Biotech Focused on Orphan Diseases
5,325,000	Nektar Therapeutics (a)(b)	28,702
	Drug Delivery Technologies
400,000	United Therapeutics (a)	26,436
	Biotech Focused on Rare Diseases
1,600,000	InterMune (a)	26,304
	Drugs for Pulmonary Fibrosis & Hepatits C
4,300,000	Medarex (a)	22,059
	Humanized Antibodies
3,000,000	Savient Pharmaceuticals (a)(b)	14,850
	Biotech Company Focused on Niche Disease Areas
1,509,185	Array Biopharma (a)	3,984
	Drugs for Cancer & Inflammatory Diseases
2,800,000	Neurogen (a)	616
	Development-stage Biotech Focused on Neurology
359,944	MicroDose Technologies (a)(c)	209
	Drug Inhaler Development
1,249,999	Perlegen Sciences (a)(c)	62
	Large Scale Gene Sequencing
187,500	Locus Pharmaceuticals, Series A-1, Pfd. (a)(c)	19
96,644	Locus Pharmaceuticals, Series B-1, Pfd. (a)(c)	10
	High Throughput Rational Drug Design
		349,734
	> Medical Supplies 2.7%
1,090,000	Henry Schein (a)	43,611
	Largest Distributor of Healthcare Products
1,250,000	ICU Medical (a)(b)	40,150
	Intravenous Therapy Products
1,675,000	QIAGEN (Netherlands) (a)	26,733
	Life Science Tools & Molecular Diagnostics
486,000	Techne	26,589
	Cytokines, Antibodies & Other Reagents for Life Science
665,000	Idexx Laboratories (a)	22,996
	Diagnostic Equipment & Services for Veterinarians
900,000	Immucor (a)	22,635
	Automated Blood Typing

Number of Shares		Value (000)

	> Medical Supplies—continued
3,100,000	Cepheid (a)(b)	$21,390
	Molecular Diagnostics
1,142,100	Luminex (a)	20,695
	Life Science Tools & Molecular Diagnostics
700,000	Cooper	18,508
	Contact Lens Manufacturer
790,000	Meridian Biosciences	14,315
	Niche Diagnostics/Life Science Company
150,000	Owens & Minor	4,969
	Distribution of Medical Supplies
		262,591
	> Health Care Services 2.1%
2,200,000	Psychiatric Solutions (a)	34,606
	Behavioral Health Services
1,650,000	Rhoen-Klinikum (Germany)	30,691
	Health Care Services
1,050,000	Charles River Laboratories (a)	28,570
	Pharmaceutical Research
1,847,035	PSS World Medical (a)	26,505
	Medical Supplies
1,150,000	Lincare Holdings (a)	25,070
	Home Health Care Services
4,250,000	eResearch Technology (a)(b)	22,355
	Clinical Research Services
700,000	MEDNAX (a)	20,629
	Physician Management for Pediatric & Anesthesia Practices
850,000	Healthcare Services Group	12,725
	Outsourced Services to Long-term Care Industry
		201,151
	> Pharmaceuticals 0.8%
1,115,000	Cephalon (a)	75,931
	Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology
2,450,000	United Drug (Ireland)	4,860
	Irish Pharmaceutical Wholesaler & Outsourcer
		80,791
Health Care: Total		1,276,733

Consumer Goods & Services 13.1%
	> Retail 2.9%
3,950,000	Urban Outfitters (a)	64,661
	Apparel & Home Specialty Retailer
2,625,000	Abercrombie & Fitch	62,475
	Teen Apparel Retailer
1,450,000	GameStop (a)	40,629
	Video Game Specialty Retailer
1,987,000	Hot Topic (a)	22,235
	Music Inspired Retailer of Apparel, Accessories & Gifts
1,200,000	Nordstrom	20,100
	Department Store Retailer
1,950,000	Macy’s	17,355
	Department Store Retailer
2,850,000	Chico’s FAS (a)	15,304
	Women’s Specialty Retailer
4,250,000	Talbots (b)	14,918
	Women’s Specialty Retailer
800,000	J Crew Group (a)	10,544
	Multi-channel Branded Retailer
264,835	Hibbett Sports (a)	5,090
	Sporting Goods Retailer
1,371,366	Gaiam (a)(b)	4,498
	Healthy Living Catalogs & E-Commerce
200,000	Children’s Place Retail Store (a)	4,378
	Specialty Children’s Retailer
		282,187
	> Other Consumer Services 2.9%
1,442,303	ITT Educational Services (a)	175,124
	Post-secondary Degree Services
1,700,000	Career Education (a)	40,732
	Post-secondary Education
1,900,000	Life Time Fitness (a)	23,864
	Sport & Fitness Club Operator
1,750,301	Universal Technical Institute (a)(b)	21,004
	Vocational Training
2,800,000	Princeton Review (a)(b)	12,180
	College Preparation Courses
110,000	Pierre & Vacances (France)	5,690
	Vacation Apartment Lets
		278,594
	> Travel 1.4%
2,265,690	Vail Resorts (a)(b)	46,288
	Ski Resort Operator & Developer
5,000,000	Expedia (a)	45,400
	Online Travel Services Company
1,700,000	Choice Hotels	43,894
	Franchisor of Budget Hotel Brands
		135,582
	> Nondurables 1.4%
1,010,000	Chattem (a)(b)	56,610
	Personal Care Products
2,500,000	Jarden (a)	31,675
	Branded Household Products
1,700,000	Helen of Troy (a)(b)	23,375
	Hair Dryers & Curling Irons
450,000	Energizer Holdings (a)	22,361
	Household & Personal Care Products
		134,021
	> Apparel 1.3%
6,730,000	Coach (a)	112,391
	Designer & Retailer of Branded Leather Accessories
1,150,000	True Religion Apparel (a)	13,581
	Premium Denim
		125,972
	> Food & Beverage 0.8%
1,600,000	Hansen Natural (a)	57,600
	Alternative Beverages
2,500,000	Smart Balance (a)	15,100
	Healthy Food Products
		72,700
	> Furniture & Textiles 0.7%
3,000,000	Herman Miller (b)	31,980
	Office Furniture
3,300,000	Knoll (b)	20,229
	Office Furniture

Number of Shares		Value (000)

	> Furniture & Textiles—continued
975,000	HNI	$10,140
	Office Furniture & Fireplaces
		62,349
	> Casinos & Gaming 0.6%
4,050,000	Pinnacle Entertainment (a)(b)	28,512
	Regional Casino Operator
875,000	Penn National Gaming (a)	21,131
	Regional Casino Operator
2,380,000	Intralot (Greece)	11,700
	Lottery & Gaming Systems & Services
		61,343
	> Leisure Products 0.4%
1,390,000	Thor Industries	21,712
	RV & Bus Manufacturer
1,416,000	Speedway Motorsports	16,737
	Motorsports Racetrack Owner & Operator
570,000	Winnebago	3,027
	Premier Motor Home Maker
		41,476
	> Consumer Goods Distribution 0.4%
2,600,000	Pool (b)	34,840
	Distributor of Swimming Pool Supplies & Equipment
110,010	Central European Distribution (Poland) (a)	1,184
	Vodka Production & Alcohol Distribution
		36,024
	> Restaurants 0.2%
550,000	P. F. Chang’s China Bistro (a)	12,584
	Mandarin Style Restaurants
2,000,000	AFC Enterprises (a)(b)	9,020
	Popeye’s Restaurants
		21,604
	> Other Entertainment 0.1%
435,000	CTS Eventim (Germany)	12,657
	Event Ticket Sales
		12,657
	> Other Durable Goods —%
4,500,000	Champion Enterprises (a)(b)	2,160
	Manufactured Homes
		2,160
Consumer Goods & Services: Total		1,266,669

Energy & Minerals 7.4%
	> Oil & Gas Producers 3.6%
3,600,000	Southwestern Energy (a)	106,884
	Oil & Gas Producer
1,850,000	XTO Energy	56,647
	Oil & Gas Producer
1,300,000	Ultra Petroleum (a)	46,657
	Oil & Gas Producer
1,100,000	Range Resources	45,276
	Oil & Gas Producer
2,400,000	Tullow Oil (United Kingdom)	27,652
	Oil & Gas Producer
1,400,000	Denbury Resources (a)	20,804
	Oil Producer Using Co2 Injection
5,110,550	Pacific Rubiales Energy (Canada) (a)	19,821
	Oil Production & Exploration in Colombia
1,200,000	Carrizo Oil & Gas (a)	10,656
	Oil & Gas Producer
1,500,000	Vaalco Energy (a)	7,935
	Oil & Gas Producer
		342,332
	> Oil Services 3.4%
3,100,000	FMC Technologies (a)	97,247
	Oil & Gas Wellhead Manufacturer
2,665,488	Fugro (Netherlands)	84,816
	Oilfield Services
3,200,000	Atwood Oceanics (a)	53,088
	Offshore Drilling Contractor
1,000,000	Oceaneering International (a)	36,870
	Provider of Sub-sea Services & Manufactured Products
1,055,000	Exterran Holdings (a)	16,901
	Natural Gas Compressor Rental & Fabrication
1,070,000	ShawCor (Canada)	16,439
	Oil & Gas Pipeline Products
1,750,000	Tesco (a)	13,685
	Developing New Well Drilling Technologies
375,000	Bristow (a)	8,036
	Largest Provider of Helicopter Services to Offshore Oil & Gas Producers
1,038,000	Tetra Technologies (a)	3,374
	U. S.-based Service Company with Life of Field Approach
2,983,500	Horizon North Logistics (Canada) (a)	1,656
	Provides Diversified Oil Service Offering in Northern Canada
		332,112
	> Mining 0.3%
7,725,000	Uranium One (South Africa) (a)	15,624
	Uranium Mines in South Africa, Kazakhstan, Australia & the U. S.
1,000,000	Silver Wheaton (a)	8,230
	Silver Mining Royalty Company
1,000,000	Ivanhoe Mines (Canada) (a)	6,171
	Copper Mine Project in Mongolia
		30,025
	> Oil Refining, Marketing & Distribution 0.1%
435,000	Oneok	9,844
	Natural Gas Distribution, Pipeline Processing & Trading
		9,844
	> Alternative Energy —%
2,000,000	Synthesis Energy Systems (a)	1,320
	Owner/Operator of Gasification Plants
		1,320
Energy & Minerals: Total		715,633

Other Industries 3.7%
	> Real Estate 1.9%
675,000	Federal Realty Investment Trust	31,050
	Shopping Centers

Number of Shares		Value (000)

	> Real Estate—continued
3,700,000	Gaylord Entertainment (a)(b)	$30,821
	Convention Hotels
850,000	Digital Realty Trust	28,203
	Technology-focused Office Buildings
715,000	Corporate Office Properties	17,754
	Office Buildings
900,000	American Campus Communities	15,624
	Student Housing
2,800	Orix JREIT (Japan)	11,428
	Diversified REIT
40,000,000	Mapletree Logistics (Singapore)	9,862
	Asian Logistics Landlord
1,360,000	BioMed Realty Trust	9,207
	Life Science-focused Office Buildings
750,000	SL Green Realty	8,100
	Manhattan Office Buildings
1,400,000	Extra Space Storage	7,714
	Self Storage Facilities
1,900,000	Kite Realty Group (b)	4,655
	Community Shopping Centers
1,158,000	Forest City Enterprises, Class B (b)	4,273
	Commercial & Residential Property Developer
635,000	Macerich Company	3,975
	Regional Shopping Malls
2,200,000	General Growth Properties	1,562
	Regional Shopping Malls
37,407	Security Capital European Realty (Luxembourg) (a)(c)(d)	—
	Self Storage Properties
		184,228
	> Transportation 1.4%
2,000,000	JB Hunt Transport Services	48,220
	Truck & Intermodal Carrier
2,480,000	Heartland Express	36,729
	Regional Trucker
34,804,000	Jiangsu Expressway (China)	23,620
	Chinese Toll Road Operator
2,500,000	Rush Enterprises, Class A (a)(b)	22,300
500,000	Rush Enterprises, Class B (a)(b)	3,915
	Truck Distribution
		134,784
	> Regulated Utilities 0.4%
1,800,000	Northeast Utilities	38,862
	Regulated Electric Utility
		38,862
Other Industries: Total		357,874

Total Equities: 94.5% (Cost: $10,411,651)		9,126,917

Principal Amount (000)

Short-Term Obligations 5.4%
	> Repurchase Agreement 5.0%
$485,317	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/09, due 4/01/09 at 0.120%, collateralized by U. S. Treasury Obligations with various maturities to 12/03/13, market value $495,024 (repurchase proceeds $485,319)	485,317
		485,317
	> Commercial Paper 0.4%
40,300	Emerson Electric (e) 0.25% Due 4/08/09	40,298
		40,298
Total Short-Term Obligations: (Amortized Cost: $525,615)		525,615

Total Investments: 99.9% (Cost: $10,937,266)(f)(g)		9,652,532

Cash and Other Assets Less Liabilities: 0.1%		7,900

Total Net Assets: 100.0%		$9,660,432

*	Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.

These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
• Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this SFAS 157 hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2009, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
(in thousands)
Level 1 – Quoted Prices	$8,606,512	$—
Level 2 – Other Significant Observable Inputs	1,045,720	—
Level 3 – Significant Unobservable Inputs	300	—
Total	$9,652,532	$—

The following table reconciles asset balances for the three month period ended March 31, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

(in thousands)	Investments in Securities	Other Financial Instruments
Balance as of December 31, 2008	$426	$—
Accretion of discounts/Amortization of premium	—	—
Realized gain (loss)	—	—
Change in unrealized depreciation	(126)	—
Net purchase (sales)	—	—
Transfers into and/or out of Level 3	—	—
Balance as of March 31, 2009	$300	$—

ADR = American Depositary Receipts.

> Notes to Statement of Investments (dollar values in thousands)

(a)          Non-income producing security.

(b)         An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the three months ended March 31, 2009, are as follows:

Affiliates	Balance of Shares Held 12/31/08	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/09	Value	Dividend
Actuate	1,683,760	816,240	—	2,500,000	$7,650	$—
Administaff	2,025,000	—	—	2,025,000	42,788	263
AFC Enterprises	1,800,000	200,000	—	2,000,000	9,020	—
AmeriCredit	7,235,000	—	—	7,235,000	42,397	—
Array Biopharma*	2,910,000	—	1,400,815	1,509,185	3,984	—
Bally Technologies	3,750,000	275,000	—	4,025,000	74,141	—
CAI International	1,500,000	150,000	—	1,650,000	4,670	—
Carrizo Oil & Gas*	2,525,000	—	1,325,000	1,200,000	10,656	—
Cepheid	3,100,000	—	—	3,100,000	21,390	—
Champion Enterprises	4,500,000	—	—	4,500,000	2,160	—
Chattem	1,010,000	—	—	1,010,000	56,610	—
Clarcor	3,000,000	—	—	3,000,000	75,570	270
Cogent Communications	4,300,000	—	—	4,300,000	30,960	—
Conseco	9,420,000	—	—	9,420,000	8,666	—
Donaldson	4,200,000	—	—	4,200,000	112,728	483
Drew Industries	1,324,000	—	—	1,324,000	11,492	—
Entravision Communications	2,500,000	—	—	2,500,000	650	—
eResearch Technology	3,935,901	314,099	—	4,250,000	22,355	—
ESCO Technologies	2,200,000	—	—	2,200,000	85,140	—
FARO Technologies	1,275,000	—	125,000	1,150,000	15,456	—
Forest City Enterprises, Class B	1,158,000	—	—	1,158,000	4,273	—
Forward Air	1,900,000	—	250,000	1,650,000	26,779	116
Gaiam	1,200,000	171,366	—	1,371,366	4,498	—
Gaylord Entertainment	3,300,000	400,000	—	3,700,000	30,821	—
H&E Equipment Services	3,300,000	—	—	3,300,000	21,615	—
Hackett Group	4,600,000	—	100,000	4,500,000	9,090	—
HEICO	850,000	—	—	850,000	17,536	51
Helen of Troy	1,900,000	—	200,000	1,700,000	23,375	—
Herman Miller	3,000,000	—	—	3,000,000	31,980	264
ICU Medical	1,250,000	—	—	1,250,000	40,150	—
iGate	5,000,000	—	—	5,000,000	16,200	550
II-VI	2,400,000	—	—	2,400,000	41,232	—
Informatica	5,500,000	—	—	5,500,000	72,930	—
Interline Brands	2,000,000	—	—	2,000,000	16,860	—
IPG Photonics	2,750,000	—	—	2,750,000	23,155	—
ITT Educational Services*	2,150,000	—	707,697	1,442,303	175,124	—
IXYS	2,035,000	—	—	2,035,000	16,402	—
Kenexa	2,425,000	—	—	2,425,000	13,071	—
Kite Realty Group	1,900,000	—	—	1,900,000	4,655	390
Knoll	3,300,000	—	—	3,300,000	20,229	396
Marlin Business Services	1,091,000	—	—	1,091,000	4,277	—
MB Financial	2,020,000	—	—	2,020,000	27,472	242
McGrath Rentcorp	1,890,000	200,000	—	2,090,000	32,938	378
Mediacom Communications	4,000,000	—	—	4,000,000	16,120	—
Mine Safety Appliances	1,975,000	—	—	1,975,000	39,539	474
Mobile Mini*	1,750,000	—	—	1,750,000	20,160	—
Navigant Consulting	2,500,000	—	—	2,500,000	32,675	—
Nektar Therapeutics	5,325,000	—	—	5,325,000	28,702	—
PAETEC Holdings	8,000,000	165,000	—	8,165,000	11,758	—
Pericom Semiconductor	915,000	850,000	—	1,765,000	12,902	—
Pinnacle Entertainment	4,050,000	—	—	4,050,000	28,512	—
Pool	2,600,000	—	—	2,600,000	34,840	338
Princeton Review	2,550,000	250,000	—	2,800,000	12,180	—
Quality Systems*	1,850,000	—	700,000	1,150,000	52,037	420
Radiant Systems	3,050,000	—	—	3,050,000	13,451	—
Rush Enterprises	2,750,000	250,000	—	3,000,000	26,215	—
Salem Communications	1,541,000	—	—	1,541,000	863	—
Savient Pharmaceuticals	1,416,941	1,583,059	—	3,000,000	14,850	—

> Notes to Statement of Investments (dollar values in thousands)

Affiliates	Balance of Shares Held 12/31/08	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/09	Value	Dividend
SeaBright Insurance Holdings	1,200,000	—	—	1,200,000	$12,552	$—
Seattle Genetics	4,400,000	—	—	4,400,000	43,384	—
SkillSoft - ADR	9,500,000	—	—	9,500,000	63,555	—
Smart Balance*	5,000,000	—	2,500,000	2,500,000	15,100	—
Spanish Broadcasting System	2,400,000	—	—	2,400,000	360	—
Stewart Information Services*	909,420	—	909,420	—	—	—
Stratasys*	1,180,000	—	—	1,180,000	9,759	—
Supertex	1,035,000	—	—	1,035,000	23,908	—
Switch & Data Facilities	2,500,000	—	—	2,500,000	21,925	—
Talbots	4,250,000	—	—	4,250,000	14,918	—
TriCo Bancshares	1,200,000	—	—	1,200,000	20,088	156
TW Telecom	9,500,000	—	—	9,500,000	83,125	—
Universal Technical Institute	1,500,000	250,301	—	1,750,301	21,004	—
Vail Resorts	2,390,000	—	124,310	2,265,690	46,288	—
Viad*	1,032,075	—	907,401	124,674	1,760	23
Virtusa	1,000,000	450,000	—	1,450,000	8,990	—
Voyager Learning	2,000,000	—	—	2,000,000	2,320	—
West Coast Bancorp	837,000	163,000	—	1,000,000	2,220	8
World Acceptance	1,545,000	—	—	1,545,000	26,419	—
Total of Affiliated Transactions	218,764,097	6,488,065	9,249,643	216,002,519	$2,075,624	$4,822

*  At March 31, 2009, the Fund owned less than five percent or more of the company’s outstanding voting shares.

The aggregate cost and value of these companies at March 31, 2009, was $2,978,299 and $2,075,624, respectively. Investments in affiliate companies represented 21.5% of the Fund’s total net assets at March 31, 2009.

(c)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in accordance with procedures established by the board of trustees. At March 31, 2009, these securities amounted to $300, which represented less than 0.01% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
MicroDose Technologies	11/24/00	359,944	$2,005	$209
Perlegen Sciences	3/30/01	1,249,999	4,500	62
Locus Pharmaceuticals, Series A-1, Pfd.	9/05/01	187,500	7,500	19
Locus Pharmaceuticals, Series B-1, Pfd.	2/08/07	96,644	280	10
Security Capital European Realty	8/20/98-7/20/99	37,407	205	—
			$14,490	$300

(d)         Security has no value.

(e)          Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2009, this security had an aggregate value of $40,298, which represented 0.4% of net assets.

(f)            At March 31, 2009, for federal income tax purposes cost of investments was $10,937,266 and net unrealized depreciation was $1,284,734 consisting of gross unrealized appreciation of $2,272,085 and gross unrealized depreciation of $3,556,819.

(g)         On March 31, 2009, the market value of foreign securities represented 7.13% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Value	Percentage of Net Assets
Netherlands	$140,857	1.46
Japan	101,917	1.05
Chile	47,808	0.49
Canada	44,087	0.46
Germany	43,348	0.45
United Kingdom	38,462	0.40
China	36,520	0.38
Singapore	35,854	0.37
France	33,950	0.35
Sweden	29,686	0.31
South Korea	20,523	0.21
Hong Kong	20,028	0.21
Israel	19,888	0.21
Denmark	18,421	0.19
South Africa	15,624	0.16
India	12,480	0.13
Greece	11,700	0.12
Switzerland	11,135	0.12
Ireland	4,860	0.05
Poland	1,184	0.01
Luxembourg	—	—
Total Foreign Portfolio	$688,332	7.13

Columbia Acorn International

Statement of Investments (Unaudited), March 31, 2009

Number of Shares		Value (000)

Equities: 94.5%
Asia 41.3%
	> Japan 20.6%
6,550,000	Kansai Paint	$36,196
	Paint Producer in Japan, India, China & Southeast Asia
43,500	Jupiter Telecommunications	28,917
	Largest Cable Service Provider in Japan
3,000,000	Kamigumi	19,851
	Port Cargo Handling & Logistics
418,760	Point	18,911
	Apparel Specialty Retailer
4,127	Orix JREIT	16,844
	Diversified REIT
922,200	Glory	16,276
	Currency Handling Systems & Related Equipment
1,900	Nippon Building Fund	16,239
	Office REIT
6,070	Seven Bank	16,091
	ATM Processing Services
640,000	Ibiden	15,291
	Electronic Parts & Ceramics
1,750,000	Suruga Bank	14,320
	Regional Bank
554,300	Unicharm	14,000
	PetCare Pet Food & Pet Toiletries
4,300	Osaka Securities Exchange	13,684
	Osaka Securities Exchange
737,000	Kintetsu World Express	13,521
	Airfreight Logistics
1,066,100	Aeon Delight	13,334
	Facility Maintenance & Management
950,000	Ushio	13,283
	Industrial Light Sources
587,800	Miura	13,124
	Industrial Boiler
755,700	Daiseki	12,757
	Waste Disposal & Recycling
540,000	Makita	12,002
	Power Tools
1,748,100	Asics	11,974
	Footwear & Apparel
11,321	Wacom	11,803
	Computer Graphic Illustration Devices
3,050	Fukuoka	11,801
	Diversified REIT in Fukuoka
1,250,000	Rohto Pharmaceutical	11,264
	Health & Beauty Products
288,000	Ryohin Keikaku	11,202
	Specialty Retail
880,000	Aeon Mall	11,157
	Suburban Shopping Mall Developer, Owner & Operator
193,000	Nakanishi	10,880
	Dental Tools & Machinery
580,000	Hamamatsu Photonics	10,822
	Optical Sensors for Medical & Industrial Applications
643,000	Ain Pharmaciez (a)	10,621
	Dispensing Pharmacy/Drugstore Operator
286,900	Benesse	10,492
	Education Service Provider
690,000	NGK Insulators	10,491
	Ceramic, Power & Electronics Parts
3,100,000	Chuo Mitsui	9,395
	Trust Holdings Trust Bank
785,000	Tamron	8,081
	Camera Lens Maker
480,000	Olympus	7,662
	Medical Equipment & Cameras
231,000	SYSMEX	7,328
	In Vitro Diagnostics (IVD) Equipment & Reagent Manufacturer
451,500	As One	7,325
	Scientific Supplies Distributor
882,000	Cosel	6,790
	Industrial Standard Switching Power Supply System
600,000	Zenrin	6,401
	Map Content Publisher
8,012	Nippon	5,933
	Residential Investment Residential REIT
614,400	Yusen Air & Sea Service	5,921
	Air & Sea Service Airfreight Logistics
538,000	T. Hasegawa	5,794
	Industrial Flavors & Fragrances
247,200	Union Tool	5,182
	Precision Drill Bit Manufacturer
116,300	Toyo Tanso	4,300
	Carbon & Graphite Products for Industrial Use
115,000	Tsumura	2,963
	Traditional Chinese/Japanese Herbal Rx Drugs (Kampo)
230	Nippon Accommodations Fund	925
	Residential REIT
		511,148
	> China 5.6%
28,896,000	Jiangsu Expressway	19,610
	Chinese Toll Road Operator
14,182,000	China Yurun Food	18,078
	Meat Processor in China
29,166,400	China Green	17,160
	Agricultural Grower & Processor in China
17,662,000	China Shipping Development	16,681
	China’s Dominant Shipper for Oil & Coal
797,000	Mindray - ADR	14,752
	Medical Device Manufacturer
223,000	New Oriental Education & Technology - ADR (b)	11,206
	China’s Largest Private Education Service Provider
17,098,900	Hopewell Highway Infrastructure	9,553
	Guangdong Tollroad Leading to Hong Kong & Macau
15,300,000	Fu Ji Food & Catering Services	6,751
	Food Catering Service Provider in China
1,000,000	VisionChina Media - ADR (b)	6,450
	Advertising on Digital Screens in China’s Mass Transit System
34,508,800	Sinotrans	5,343
	Largest Integrated Logistics Player in China

Number of Shares		Value (000)

	> China—continued
151,000,000	RexCapital Finance (b)	$4,734
	Chinese Lottery
2,625,000	Shandong Weigao	4,674
	Vertical Integrated Hospital Consumable Manufacturer
282,500	ZhongDe Waste Technology	4,455
	Solid Municipal Waste & Medical Waste Incinerator Manufacturer
		139,447
	> Singapore 3.7%
27,500,000	OLAM	26,398
	Agriculture Supply Chain Manager
6,900,000	Singapore Exchange	23,137
	Singapore Equity & Derivatives Market Operator
70,000,000	Mapletree Logistics	17,259
	Asian Logistics Landlord
18,060,000	ComfortDelGro	16,149
	Taxi & Mass Transit Service
30,000,000	CDL Hospitality Trust	10,256
	Singapore Hotel Operator
		93,199
	> South Korea 3.5%
1,112,000	Woongjin Coway	24,037
	South Korean Household Appliance Rental Service Provider
360,000	Taewoong	22,044
	Player in the Niche Customized Forging Market
151,791	MegaStudy	21,782
	Online Education Service Provider
94,000	NHN (b)	10,261
	Google-ing in South Korea
785,000	Sung Kwang Bend	9,563
	Large Customized Industrial Pipe Fitting Manufacturer
		87,687
	> India 3.3%
8,900,000	United Phosphorus	17,533
	Off-patent Crop Protection Chemicals
1,008,727	Asian Paints	15,608
	India’s Largest Paint Company
450,000	Housing Development Finance	12,479
	Indian Mortgage Lender
1,700,000	Jain Irrigation Systems	11,443
	Agricultural Micro-irrigation Systems & Food Processing
250,000	Educomp Solutions	10,231
	Multimedia Educational Content
1,350,000	Mundra Port & Special Economic Zone	8,608
	Indian West Coast Shipping Port
1,600,000	Shriram Transport Finance	5,793
	Truck Financing in India
		81,695
	> Hong Kong 2.2%
3,000,000	Hong Kong Exchanges and Clearing	28,275
	Hong Kong Equity & Derivatives Market Operator
19,000,000	Lifestyle International	15,125
	Mid to High-end Department Store Operator in Hong Kong & China
709,100	Hong Kong Aircraft Engineering	6,153
	Aircraft Maintenance, Repair & Overhaul Operator
60,000,000	NagaCorp	5,419
	Monopoly Casino in Central Cambodia
		54,972
	> Taiwan 1.8%
1,851,000	Formosa International Hotels	18,449
	Hotel, Food & Beverage Operation & Hospitality Management Services
6,996,000	President Chain Store	16,029
	Taiwan’s Number One Convenience Chain Store Operator
5,844,793	Everlight Electronics	10,755
	LED Packager
		45,233
	> Indonesia 0.6%
75,000,000	Perusahaan Gas Negara	13,955
	Gas Pipeline Operator
		13,955
Asia: Total		1,027,336

Europe 35.8%
	> United Kingdom 7.3%
3,100,000	Capita Group	30,180
	White Collar, Back Office Outsourcing
2,185,600	Intertek Testing	27,769
	Testing, Inspection & Certification Services
5,100,000	Serco	26,765
	Facilities Management
400,000	Randgold Resources - ADR	21,740
	Gold Mining in Western Africa
2,950,000	Smith & Nephew	18,286
	Medical Equipment & Supplies
1,117,000	Rotork	13,655
	Valve Actuators for Oil & Water Pipelines
4,000,000	RPS Group	8,939
	Environmental Consulting & Planning
690,000	Tullow Oil	7,950
	Oil & Gas Producer
3,050,000	Cobham	7,518
	Aerospace Components
275,000	Chemring	7,485
	Defense Manufacturer of Countermeasures & Energetics
1,000,000	Keller Group	7,056
	International Ground Engineering Specialist
900,000	Intermediate Capital	3,884
	European Provider of Mezzanine Capital
		181,227
	> Netherlands 6.1%
2,025,000	Imtech	27,873
	Engineering & Technical Services
1,294,533	Koninklijke TenCate (a)	22,359
	Advanced Textiles & Industrial Fabrics
628,000	Fugro	19,983
	Oilfield Services
1,385,000	Unit 4 Agresso (a)	15,641
	Business & Security Software

Number of Shares		Value (000)

	> Netherlands—continued
372,000	Vopak	$14,891
	World’s Largest Operator of Petroleum & Chemical Storage Terminals
850,000	QIAGEN (b)	13,597
	Life Science Tools & Molecular Diagnostics
1,088,187	Arcadis	13,133
	Engineering Consultant
228,993	Smit Internationale	13,073
	Harbor & Offshore Towage & Marine Services
1,992,322	Aalberts Industries	10,747
	Flow Control & Heat Treatment
		151,297
	> Germany 5.4%
1,607,845	Rhoen-Klinikum	29,907
	Health Care Services
524,000	Wincor Nixdorf	23,747
	Retail POS Systems & ATM Machines
200,000	Vossloh	21,228
	Rail Infrastructure & Diesel Locomotives
700,000	CTS Eventim	20,367
	Event Ticket Sales
175,143	Rational	13,962
	Commercial Oven Manufacturer
942,764	Elringklinger	9,394
	Automobile Components
700,000	Takkt	6,045
	Mail Order Retailer of Office & Warehouse Durables
656,900	Tognum	5,725
	Diesel Engines for Drive & Power Generation Systems
354,500	Deutsche Beteiligungs	4,409
	Private Equity Investment Management
		134,784
	> France 4.7%
1,447,000	SES Global	27,645
	Satellite Broadcasting Services
250,000	Iliad	23,317
	Alternative Internet & Telecoms Provider
198,000	Neopost	15,364
	Postage Meter Machines
171,700	Pierre & Vacances	8,881
	Vacation Apartment Lets
322,000	SAFT (b)	8,684
	Niche Battery Manufacturer
139,900	Rubis	8,123
	Tank Storage & Liquefied Petroleum Gas Supplier
190,000	Eurofins Scientific	8,078
	Food Screening & Testing
309,390	Carbone Lorraine	7,144
	Advanced Industrial Materials
216,215	Norbert Dentressangle	6,575
	Transport
725,898	Hi-Media (b)	2,122
	Leading Online Advertiser in Europe
		115,933
	> Switzerland 2.4%
317,000	Kuehne & Nagel	18,506
	Freight Forwarding/Logistics
200,000	Geberit	17,974
	Plumbing Supplies
20,500	Sika	15,218
	Chemicals for Construction & Industrial Applications
85,000	Burckhardt Compression	7,915
	Gas Compression Pumps
		59,613
	> Sweden 1.9%
4,733,000	Hexagon	23,034
	Measurement Equipment
3,235,000	SWECO	14,956
	Engineering Consultants
4,572,226	Nobia	10,569
	Kitchen Cabinet Manufacturing & Distribution
		48,559
	> Finland 1.9%
1,756,000	Poyry	22,770
	Engineering Consultants
1,310,000	Stockmann	18,066
	Department Stores in Finland, Baltics & Russia
2,170,000	Ramirent	6,920
	Largest Equipment Rental Company in Scandinavia & Central Eastern Europe
		47,756
	> Ireland 1.6%
792,200	Aryzta (b)	18,535
	Baked Goods
8,100,000	United Drug	16,067
	Irish Pharmaceutical Wholesaler & Outsourcer
286,000	Paddy Power	4,613
	Irish Betting Services
		39,215
	> Greece 1.0%
5,090,000	Intralot	25,022
	Lottery & Gaming Systems & Services
		25,022
	> Italy 1.0%
12,866,000	CIR	13,316
	Italian Holding Company
1,500,000	Credito Emiliano	6,178
	Italian Regional Bank
1,335,568	GranitiFiandre	3,735
	Innovative Stoneware
115,295	Sabaf	1,292
	Supplier to White Goods Original Equipment Manufacturer
110,527	Cobra Automotive (b)	178
	Electronic Car Theft Protection
		24,699
	> Spain 0.7%
440,000	Red Electrica de Espana	17,187
	Spanish Power Grid
		17,187

Number of Shares		Value (000)

	> Poland 0.5%
975,900	Central European Distribution (b)	$10,501
	Vodka Production & Alcohol Distribution
44,162	ING Bank Slaski	2,691
	Polish Universal Bank
		13,192
	> Czech Republic 0.5%
114,000	Komercni Banka	11,402
	Leading Czech Universal Bank
		11,402
	> Denmark 0.4%
130,000	Novozymes	9,391
	Industrial Enzymes
		9,391
	> Russia 0.4%
775,000	Novolipetsk Steel - GDR	9,222
	Vertically Integrated Steel Producer, Mini Mill Operator & Scrap Collector
		9,222
Europe: Total		888,499

Other Countries 12.2%
	> United States 3.4%
1,290,000	Atwood Oceanics (b)	21,401
	Offshore Drilling Contractor
350,000	Alexion Pharmaceuticals (b)	13,181
	Biotech Focused on Orphan Diseases
410,000	FMC Technologies (b)	12,862
	Oil & Gas Wellhead Manufacturer
180,000	Cephalon (b)	12,258
	Specialty Pharmaceuticals for Pain,
	Central Nervous System & Oncology
275,000	Oceaneering International (b)	10,139
	Provider of Sub-sea Services & Manufactured Products
300,000	Bristow (b)	6,429
	Largest Provider of Helicopter Services to Offshore Oil & Gas Producers
460,000	BioMarin (b)	5,681
	Biotech Focused on Orphan Diseases
324,000	Tesco (b)	2,534
	Developing New Well Drilling Technologies
		84,485
	> South Africa 2.9%
1,723,000	Naspers	29,103
	Media & Education in Africa & other Emerging Markets
1,440,000	Impala Platinum Holdings	24,057
	Platinum Group Metals Mining & Refining
4,600,000	Mr. Price	11,776
	South African Retailer of Apparel, Household Goods & Sporting Goods
3,049,000	Uranium One (b)	6,167
	Uranium Mines in South Africa, Kazakhstan, Australia & the U.S.
		71,103
	> Australia 2.6%
7,140,000	Sino Gold (b)	26,264
	Gold Mining in The People’s Republic of China
2,500,000	Billabong International	14,776
	Action Sports Apparel Brand Manager
624,735	Perpetual Trustees	11,703
	Mutual Fund Management
536,000	Australian Stock Exchange	10,939
	Australian Equity & Derivatives Market Operator
		63,682
	> Canada 1.9%
1,710,000	ShawCor	26,271
	Oil & Gas Pipeline Products
819,000	CCL	13,577
	Leading Global Label Manufacturer
850,000	Ivanhoe Mines (b)	5,245
	Copper Mine Project in Mongolia
2,262,100	Horizon North Logistics (b)	1,256
	Provides Diversified Oil Service Offering in Northern Canada
328,100	Xtreme Coil Drilling (b)	364
	Land Driller with New Generation Drilling Technology
		46,713
	> Israel 0.9%
2,890,000	Israel Chemicals	23,438
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals
		23,438
	> New Zealand 0.4%
6,320,612	Sky City Entertainment	10,132
	Casino/Entertainment Complex
		10,132
	> Kazakhstan 0.1%
1,770,000	Halyk Savings Bank of Kazakhstan - GDR	3,575
	Largest Retail Bank in Kazakhstan
		3,575
Other Countries: Total		303,128

Latin America 5.2%
	> Brazil 2.6%
4,300,000	Suzano (b)	19,463
	Brazilian Pulp & Paper Producer
5,156,000	Localiza Rent A Car	18,026
	Car Rental
1,500,000	Natura Cosmeticos	14,646
	Direct Retailer of Cosmetics
2,500,000	Porto Seguro	12,836
	Auto & Life Insurance
		64,971
	> Mexico 1.4%
600,000	Grupo Aeroportuario del Sureste - ADR	17,268
	Cancun & Cozumel Airport Operator
18,000,000	Urbi Desarrollos Urbanos (b)	15,808
	Affordable Housing Builder
		33,076

Number of Shares or Principal Amount (000)		Value (000)

	> Chile 1.2%
1,129,000	Sociedad Quimica y Minera de Chile - ADR	$29,986
	Producer of Specialty Fertilizers, Lithium & Iodine
		29,986
Latin America: Total		128,033

Total Equities: 789 94.5% (Cost: $2,943,254)		2,346,996

Short-Term Obligations 4.8%
	> Repurchase Agreement 3.9%
$96,836	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/09, due 4/01/09 at 0.120%, collateralized by U.S. Treasury Obligations with various maturities to 4/26/11, market value $98,773 (repurchase proceeds $96,836)	96,836
		96,836
	> Commercial Paper 0.9%
11,300	Netjets (c) 0.28% Due 4/08/09	11,299
11,100	Hewlett Packard (c) 0.28% Due 4/02/09	11,100
		22,399

Total Short-Term Obligations: (Amortized Cost: $119,235)		119,235

Total Investments: 99.3% (Cost: $3,062,489)(d)(e)		2,466,231

Cash and Other Assets Less Liabilities: 0.7%		18,104

Total Net Assets: 100.0%		$2,484,335

*                 Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.

These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this SFAS 157 hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2009, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
(in thousands)
Level 1 – Quoted Prices	$339,268	$—
Level 2 – Other Significant Observable Inputs	2,126,963	(6,782)
Level 3 – Significant Unobservable Inputs	—	—
Total	$2,466,231	$(6,782)

*                 Other financial instruments consist of forward foreign currency exchange contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the three month period ended March 31, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

(in thousands)	Investments in Securities	Other Financial Instruments

Balance as of December 31, 2008	$312	$—
Accretion of discounts/Amortization of premium	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchase (sales)	—	—
Transfers into and/or out of Level 3	(312)	—
Balance as of March 31, 2009	$0	$—

ADR = American Depositary Receipts.

GDR = Global Depositary Receipts.

> Notes to Statement of Investments (dollar values in thousands)

(a)          An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the three months ended March 31, 2009, are as follows:

Affiliates	Balance of Shares Held 12/31/08	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/09	Value	Dividend
Ain Pharmaciez	643,000	—	—	643,000	$10,621	$—
Koninklijke TenCate	1,556,239	—	261,706	1,294,533	22,359	—
Unit 4 Aggresso	1,385,000	—	—	1,385,000	15,641	—
Total of Affiliated Transactions	3,584,239	—	261,706	3,322,533	$48,621	$—

The aggregate cost and value of these companies at March 31, 2009, was $58,819 and $48,621, respectively. Investments in affiliate companies represented 2.0% of total net assets at March 31, 2009.

(b)         Non-income producing security.

(c)          Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2009, this security had an aggregate value of $22,399, which represented 0.9% of net assets.

(d)         At March 31, 2009, for federal income tax purposes cost of investments was $3,062,489, and net unrealized depreciation was $596,258 consisting of gross unrealized appreciation of $366,676 and gross unrealized depreciation of $962,934.

(e)          On March 31, 2009, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Euro	$560,347	22.6
Japanese Yen	511,147	20.6
U.S. Dollar	328,421	13.2
British Pound	159,487	6.4
Hong Kong Dollar	157,556	6.3
Other currencies less than 5% of total net assets	749,273	30.2
	$2,466,231	99.3

At March 31, 2009, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Contracts to Buy	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	7,107	$5,000	4/15/2009	$(63)
AUD	15,367	10,000	5/15/2009	653
AUD	15,852	10,000	6/15/2009	969
CAD	23,708	20,000	4/15/2009	(1,196)
CAD	30,938	25,000	5/15/2009	(456)
CAD	25,926	20,000	6/15/2009	580
JPY	909,550	10,000	4/15/2009	(810)
JPY	893,850	10,000	4/15/2009	(968)
JPY	1,803,900	20,000	5/15/2009	(1,766)
JPY	1,970,300	20,000	6/15/2009	(72)
		$150,000		$(3,129)

Forward Foreign Currency Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	25,639	$35,000	4/15/2009	$937
EUR	7,749	10,000	4/15/2009	(295)
EUR	42,700	55,000	5/15/2009	(1,729)
EUR	39,562	50,000	6/15/2009	(2,566)
		$150,000		$(3,653)

The counterparty for all forward foreign currency exchange contracts is State Street Bank and Trust Company.

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

JPY = Japanese Yen

Columbia Acorn USA

Statement of Investments (Unaudited), March 31, 2009

Number of Shares		Value (000)

Equities: 96.1%
Information 30.5%
	> Business Software 7.0%
695,100	Micros Systems (a)	$13,033
	Information Systems for Restaurants & Hotels
943,000	Informatica (a)	12,504
	Enterprise Data Integration Software
2,100,000	Novell (a)	8,946
	Directory, Operating System & Identity Management Software
305,000	ANSYS (a)	7,656
	Simulation Software for Engineers & Designers
525,000	Blackbaud	6,095
	Software & Services for Non-profits
288,000	Concur Technologies (a)	5,527
	Web Enabled Cost & Expense Management Software
100,000	Quality Systems	4,525
	IT Systems for Medical Groups & Ambulatory Care Centers
150,000	NetSuite (a)	1,689
	End to End IT Systems Solution Delivered Over the Web
100,000	Avid Technology (a)	914
	Digital Nonlinear Editing Software & Systems
		60,889
	> Mobile Communications 4.2%
1,250,000	Crown Castle International (a)	25,512
	Communications Towers
376,000	American Tower (a)	11,442
	Communications Towers in USA & Latin America
88,000	Globalstar (a)	31
	Satellite Mobile Voice & Data Carrier
		36,985
	> Instrumentation 4.1%
700,000	Flir Systems (a)	14,336
	Infrared Cameras
180,000	Mettler Toledo (a)	9,239
	Laboratory Equipment
775,000	IPG Photonics (a)	6,526
	Fiber Lasers
268,000	Trimble Navigation (a)	4,095
	GPS-based Instruments
60,000	FARO Technologies (a)	806
	Precision Measurement Equipment
21,900	Varian (a)	520
	Analytical Instruments
		35,522
	> Computer Hardware & Related Equipment 3.2%
505,000	II-VI (a)	8,676
	Laser Optics & Specialty Materials
295,600	Amphenol	8,421
	Electronic Connectors
280,000	Nice Systems - ADR (Israel) (a)	6,961
	Audio & Video Recording Solutions
184,000	Zebra Technologies (a)	3,500
	Bar Code Printers
		27,558
	> Semiconductors & Related Equipment 3.0%
760,000	Microsemi (a)	8,816
	Analog/Mixed-signal Semiconductors
1,168,000	Integrated Device Technology (a)	5,314
	Communications Semiconductors
1,179,750	ON Semiconductor (a)	4,601
	Mixed-signal & Power Management Semiconductors
189,296	Supertex (a)	4,373
	Analog/Mixed-signal Semiconductors
225,000	Pericom Semiconductor (a)	1,645
	Interface Integrated Circuits (ICs) & Frequency Control Products
100,000	Monolithic Power Systems (a)	1,550
	High Performance Analog & Mixed Signal Integrated Circuits (ICs)
		26,299
	> Telephone Services 2.1%
1,736,000	TW Telecom (a)	15,190
	Fiber Optic Telephone/Data Services
240,000	Cogent Communications (a)	1,728
	Internet Data Pipelines
800,000	PAETEC Holding (a)	1,152
	Telephone/Data Services for Business
		18,070
	> Financial Processors 2.1%
538,280	Global Payments	17,984
	Credit Card Processor
		17,984
	> Internet Related 1.3%
870,500	Switch & Data Facilities (a)	7,634
	Network Neutral Data Centers
60,000	Equinix (a)	3,369
	Network Neutral Data Centers
381,740	TheStreet.com	752
	Advertising on Financial Information Websites
		11,755
	> Telecommunications Equipment 1.2%
525,000	Polycom (a)	8,080
	Video Conferencing Equipment
528,000	Tellabs (a)	2,418
	Telecommunications Equipment
		10,498
	> Gaming Equipment & Services 1.0%
410,000	Bally Technologies (a)	7,552
	Slot Machines & Software
100,000	Scientific Games (a)	1,211
	Lottery Services Provider
		8,763
	> Computer Services 0.9%
275,000	SRA International (a)	4,043
	Government IT Services
1,005,500	Hackett Group (a)	2,031
	IT Integration & Best Practice Research
786,000	RCM Technologies (a)(b)	810
	Technology & Engineering Services

Number of Shares		Value (000)

	> Computer Services—continued
235,000	iGate	$761
	IT & Business Process Outsourcing Services
		7,645
	> Contract Manufacturing 0.2%
115,000	Plexus (a)	1,589
	Electronic Manufacturing Services
		1,589
	> CATV 0.1%
335,000	Mediacom Communications (a)	1,350
	CATV Franchises
		1,350
	> Radio 0.1%
511,100	Salem Communications (a)	286
	Radio Stations for Religious Programming
705,500	Spanish Broadcasting System (a)	106
	Spanish Language Radio Stations
18,750	Saga Communications (a)	71
	Radio Stations in Small & Mid-sized Cities
		463
	> TV Broadcasting —%
975,000	Entravision Communications (a)	253
	Spanish Language TV & Radio Stations
		253
	> Business Information & Marketing Services —%
9,118	Viad	129
	Trade Show Services, Travel & Tours
		129
Information: Total		265,752

Finance 16.3%
	> Banks 5.8%
890,650	Valley National Bancorp	11,017
	New Jersey/New York Bank
414,088	Lakeland Financial	7,946
	Indiana Bank
659,800	TCF Financial	7,759
	Great Lakes Bank
468,025	MB Financial	6,365
	Chicago Bank
508,000	Pacific Continental Niche	5,913
	Pacific N.W. Bank
213,600	Associated Banc-Corp	3,298
	Midwest Bank
103,000	SVB Financial Group (a)	2,061
	Bank to Venture Capitalists
46,000	BOK Financial	1,589
	Tulsa-based Southwest Bank
90,000	TriCo Bancshares	1,507
	California Central Valley Community Bank
849,046	Guaranty Bancorp (a)	1,486
	Colorado Bank
166,527	Green Bankshares	1,466
	Tennessee Bank
		50,407
	> Finance Companies 4.0%
335,000	Aaron Rents	8,931
	Rent to Own
407,900	World Acceptance (a)	6,975
	Personal Loans
1,136,500	AmeriCredit (a)	6,660
	Auto Lending
205,000	GATX	4,147
	Rail Car Lessor
220,000	McGrath Rentcorp	3,467
	Temporary Space & IT Rentals
514,396	H&E Equipment Services (a)	3,369
	Heavy Equipment Leasing
230,000	CAI International (a)	651
	International Container Leasing & Management
99,200	Marlin Business Services (a)	389
	Small Equipment Leasing
		34,589
	> Insurance 2.8%
714,500	HCC Insurance Holdings	17,998
	Specialty Insurance
120,000	Tower Group	2,956
	Commercial & Personal Lines Insurance
7,000	Markel (a)	1,987
	Specialty Insurance
75,000	Endurance Specialty Holdings	1,871
	Commercial Lines Insurance/Reinsurance
		24,812
	> Savings & Loans 2.3%
407,040	People’s United	7,315
	Connecticut Savings & Loan
600,000	ViewPoint Financial	7,218
	Texas Thrift
238,090	Berkshire Hills Bancorp	5,457
	Northeast Thrift
42,231	K-Fed Bancorp	333
	Los Angeles Savings & Loan
		20,323
	> Brokerage & Money Management 1.4%
280,000	Eaton Vance	6,398
	Specialty Mutual Funds
139,200	Investment Technology Group (a)	3,552
	Electronic Trading
150,000	SEI Investments	1,832
	Mutual Fund Administration & Investment Management
		11,782
Finance: Total		141,913

Industrial Goods & Services 15.3%
	> Machinery 10.7%
650,300	ESCO Technologies (a)	25,167
	Automatic Electric Meter Readers
697,500	Ametek	21,811
	Aerospace/Industrial Instruments
445,000	Donaldson	11,944
	Industrial Air Filtration

Number of Shares		Value (000)

	> Machinery—continued
533,600	Pentair	$11,563
	Pumps & Water Treatment
373,600	Nordson	10,621
	Dispensing Systems for Adhesives & Coatings
195,000	MOOG (a)	4,460
	Motion Control Products for Aerospace, Defense & Industrial Markets
155,000	Mine Safety Appliances	3,103
	Safety Equipment
71,800	Toro	1,736
	Turf Maintenance Equipment
60,000	Clarcor	1,511
	Mobile & Industrial Filters
50,000	Kaydon	1,367
	Specialized Friction & Motion Control Products
		93,283
	> Outsourcing Services 1.3%
350,000	Quanta Services (a)	7,507
	Electrical & Telecom Construction Services
175,000	Administaff	3,698
	Professional Employer Organization
		11,205
	> Industrial Materials & Specialty Chemicals 1.0%
163,000	Nalco Holding Company	2,130
	Provider of Water Treatment & Process Chemicals & Services
238,889	Drew Industries (a)	2,074
	RV & Manufactured Home Components
50,000	Greif	1,664
	Industrial Packaging
60,000	Albemarle	1,306
	Refinery Catalysts & Other Specialty Chemicals
65,000	Koppers Holdings	944
	Integrated Provider of Carbon Compounds
		8,118
	> Waste Management 0.8%
280,875	Waste Connections (a)	7,218
	Solid Waste Management
		7,218
	> Construction 0.5%
195,000	Simpson Manufacturing	3,514
	Wall Joint Maker
140,000	M/I Homes	979
	Columbus-based Home Builder
		4,493
	> Other Industrial Services 0.4%
265,000	TrueBlue (a)	2,186
	Temporary Manual Labor
396,000	American Reprographics (a)	1,402
	Document Management & Logistics
		3,588
	> Electrical Components 0.4%
145,000	Acuity Brands	3,268
	Commercial Lighting Fixtures
		3,268
	> Industrial Distribution 0.2%
225,000	Interline Brands (a)	1,897
	Industrial Distribution
		1,897
Industrial Goods & Services: Total		133,070

Consumer Goods & Services 12.4%
	> Retail 3.5%
540,000	Urban Outfitters (a)	8,840
	Apparel & Home Specialty Retailer
357,000	Abercrombie & Fitch	8,497
	Teen Apparel Retailer
607,000	Chico’s FAS (a)	3,260
	Women’s Specialty Retailer
284,200	Hot Topic (a)	3,180
	Music Inspired Retailer of Apparel, Accessories & Gifts
154,000	J Crew Group (a)	2,030
	Multi-channel Branded Retailer
480,000	Talbots	1,685
	Women’s Specialty Retailer
60,000	Children’s Place Retail Store (a)	1,313
	Specialty Children’s Retailer
66,774	Hibbett Sports (a)	1,283
	Sporting Goods Retailer
		30,088
	> Other Consumer Services 3.2%
232,000	ITT Educational Services (a)	28,169
	Post-secondary Degree Services
		28,169
	> Apparel 1.2%
600,213	True Religion Apparel (a)	7,088
	Premium Denim
222,200	Coach (a)	3,711
	Designer & Retailer of Branded Leather Accessories
		10,799
	> Other Durable Goods 0.9%
306,672	Cavco Industries (a)	7,237
	Higher End Manufactured Homes
2,078,300	Champion Enterprises (a)	998
	Manufactured Homes
		8,235
	> Consumer Goods Distribution 0.8%
523,500	Pool	7,015
	Distributor of Swimming Pool Supplies & Equipment
		7,015
	> Furniture & Textiles 0.8%
580,000	Knoll	3,556
	Office Furniture
285,000	Herman Miller	3,038
	Office Furniture
		6,594
	> Nondurables 0.4%
298,000	Jarden (a)	3,776
	Branded Household Products
		3,776

Number of Shares		Value (000)

	> Travel 0.4%
178,700	Vail Resorts (a)	$3,651
	Ski Resort Operator & Developer
		3,651
	> Leisure Products 0.4%
180,000	Thor Industries	2,812
	RV & Bus Manufacturer
150,000	Winnebago	796
	Premier Motor Home Maker
		3,608
	> Food & Beverage 0.4%
90,000	Hansen Natural (a)	3,240
	Alternative Beverages
		3,240
	> Casinos & Gaming 0.4%
455,000	Pinnacle Entertainment (a)	3,203
	Regional Casino Operator
		3,203
Consumer Goods & Services: Total		108,378

Health Care 12.3%
	> Biotechnology & Drug Delivery 4.3%
270,000	Myriad Genetics (a)	12,277
	Genetic Diagnostics
551,400	Seattle Genetics (a)	5,437
	Antibody-based Therapies for Cancer
125,000	Auxilium Pharmaceuticals (a)	3,465
	Biotech Focused on Niche Disease Areas
270,000	BioMarin (a)	3,334
	Biotech Focused on Orphan Diseases
580,000	Nektar Therapeutics (a)	3,126
	Drug Delivery Technologies
43,000	United Therapeutics (a)	2,842
	Biotech Focused on Rare Diseases
140,000	InterMune (a)	2,301
	Drugs for Pulmonary Fibrosis & Hepatits C
400,000	Savient Pharmaceuticals (a)	1,980
	Biotech Company Focused on Niche Disease Areas
320,000	Medarex (a)	1,642
	Humanized Antibodies
283,000	Array Biopharma (a)	747
	Drugs for Cancer & Inflammatory Diseases
400,000	Neurogen (a)	88
	Development-stage Biotech Focused on Neurology
500,000	IsoRay (a)	85
100,000	IsoRay - Warrants (a)(c)	5
	Radiology Cancer Company
18,181	Metabolex, Series A-1 (a)(c)	24
	Diabetes Drug Development
738,060	Medicure - Warrants (a)(c)	15
	Cardiovascular Biotech Company
37,500	Locus Pharmaceuticals, Series A-1, Pfd. (a)(c)	4
19,329	Locus Pharmaceuticals, Series B-1, Pfd. (a)(c)	2
	High Throughput Rational Drug Design
		37,374
	> Medical Supplies 2.8%
158,300	Techne	8,660
	Cytokines, Antibodies & Other Reagents for Life Science
260,100	Luminex (a)	4,713
	Life Science Tools & Molecular Diagnostics
180,000	Immucor (a)	4,527
	Automated Blood Typing
345,900	Cepheid (a)	2,387
	Molecular Diagnostics
105,000	Meridian Biosciences	1,903
	Niche Diagnostics/Life Science Company
53,000	Idexx Laboratories (a)	1,833
	Diagnostic Equipment & Services for Veterinarians
		24,023
	> Health Care Services 2.1%
606,300	PSS World Medical (a)	8,700
	Medical Supplies
242,000	Psychiatric Solutions (a)	3,807
	Behavioral Health Services
126,800	Lincare Holdings (a)	2,764
	Home Health Care Services
67,000	Charles River Laboratories (a)	1,823
	Pharmaceutical Research
283,000	eResearch Technology (a)	1,489
	Clinical Research Services
		18,583
	> Medical Equipment & Devices 2.0%
235,000	Alexion Pharmaceuticals (a)	8,850
	Biotech Focused on Orphan Diseases
169,000	Illumina (a)	6,294
	Leading Tools & Service Provider for Genetic Analysis
75,000	Kinetic Concepts (a)	1,584
	Wound Healing & Tissue Repair
33,398	American Medical Systems (a)	372
	Medical Devices to Treat Urological Conditions
		17,100
	> Pharmaceuticals 1.1%
145,000	Cephalon (a)	9,874
	Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology
		9,874
Health Care: Total		106,954

Energy & Minerals 6.5%
	> Oil Services 3.9%
598,400	FMC Technologies (a)	18,772
	Oil & Gas Wellhead Manufacturer
555,000	Atwood Oceanics (a)	9,208
	Offshore Drilling Contractor
75,111	Oceaneering International (a)	2,769
	Provider of Sub-sea Services & Manufactured Products
115,375	Exterran Holdings (a)	1,848
	Natural Gas Compressor Rental & Fabrication

Number of Shares		Value (000)

	> Oil Services—continued
106,000	Tesco (a)	$829
	Developing New Well Drilling Technologies
120,000	Tetra Technologies (a)	390
	U.S.-based Service Company with Life of Field Approach
		33,816
	> Oil & Gas Producers 2.2%
276,800	Southwestern Energy (a)	8,218
	Oil & Gas Producer
925,000	Quicksilver Resources (a)	5,125
	Natural Gas & Coal Seam Gas Producer
111,200	Equitable Resources	3,484
	Natural Gas Producer & Utility
315,000	Carrizo Oil & Gas (a)	2,797
	Oil & Gas Producer
		19,624
	> Other Resources 0.4%
218,000	Layne Christensen (a)	3,503
	Oil & Gas Production/Engineering & Construction/Contract Drilling
		3,503
Energy & Minerals: Total		56,943

Other Industries 2.8%
	> Real Estate 1.7%
411,000	Gaylord Entertainment (a)	3,424
	Convention Hotels
100,000	Digital Realty Trust	3,318
	Technology-focused Office Buildings
113,100	Corporate Office Properties	2,808
	Office Buildings
90,000	American Campus Communities	1,562
	Student Housing
110,000	SL Green Realty	1,188
	Manhattan Office Buildings
196,000	Extra Space Storage	1,080
	Self Storage Facilities
120,000	BioMed Realty Trust	812
	Life Science-focused Office Buildings
150,000	Kite Realty Group	368
	Community Shopping Centers
		14,560
	> Transportation 1.1%
524,720	Heartland Express	7,771
	Regional Trucker
180,000	Rush Enterprises, Class A (a)	1,606
	Truck Distribution
		9,377
Other Industries: Total		23,937

Total Equities: 96.1% (Cost: $1,057,249)		836,947

Principal Amount (000)

Short-Term Obligations 5.0%
	> Repurchase Agreement 4.6%
$39,814	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/09, due 4/01/09 at 0.120%, collateralized by a U.S. Government Agency Obligation, maturing 4/26/11, market value $40,611 (repurchase proceeds $39,814)	39,814
		39,814
	> Commercial Paper 0.4%
3,800	Hewlett Packard (d) 0.28% Due 4/02/09	3,800
		3,800
Total Short-Term Obligations: (Amortized Cost: $43,614)		43,614

Total Investments: 101.1% (Cost: $1,100,863)(e)		880,561

Cash and Other Assets Less Liabilities: (1.1)%		(9,244)

Total Net Assets: 100.0%		$871,317

*	Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.

These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
• Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this SFAS 157 hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2009, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
(in thousands)
Level 1 – Quoted Prices	$836,897	$—
Level 2 – Other Significant Observable Inputs	43,634	—
Level 3 – Significant Unobservable Inputs	30	—
Total	$880,561	$—

The following table reconciles asset balances for the three month period ended March 31, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

(in thousands)	Investments in Securities	Other Financial Instruments

Balance as of December 31, 2008	$41	$—
Accretion of discounts/Amortization of premium	—	—
Realized gain (loss)	—	—
Change in unrealized depreciation	(11)	—
Net purchase (sales)	—	—
Transfers into and/or out of Level 3	—	—
Balance as of March 31, 2009	$30	$—

ADR = American Depositary Receipts.

> Notes to Statement of Investments (dollar values in thousands)

(a)          Non-income producing security.

(b)         An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in this affiliated company during the three months ended March 31, 2009, are as follows:

Affiliate	Balance of Shares Held 12/31/08	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/09	Value	Dividend
RCM Technologies	786,000	—	—	786,000	$810	$—

The aggregate cost and value of this company at March 31, 2009, was $5,636 and $810, respectively. Investments in the affiliate company represented 0.1% of total net assets at March 31, 2009.

(c)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in accordance with procedures established by the board of trustees. At March 31, 2009, these securities amounted to $50, which represented less than 0.01% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Metabolex, Series A-1, Pfd.	2/11/00	18,181	$2,000	$24
Locus Pharmaceuticals, Series A-1, Pfd.	9/05/01	37,500	1,500	4
IsoRay - Warrants	3/21/07	100,000	—	5
Medicure - Warrants	12/22/06	738,060	—	15
Locus Pharmaceuticals, Series B-1, Pfd.	2/08/07	19,329	56	2
			$3,556	$50

(d)         Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2009, this security had an aggregate value of $3,800, which represented 0.4% of net assets.

(e)          At March 31, 2009, for federal income tax purposes cost of investments was $1,100,863 and net unrealized depreciation was $220,302 consisting of gross unrealized appreciation of $161,160 and gross unrealized depreciation of $381,462.

Columbia Acorn International Select

Statement of Investments (Unaudited), March 31, 2009

Number of Shares		Value (000)

Equities: 94.6%
Europe 41.0%
	> United Kingdom 16.0%
2,000,000	Serco	$10,496
	Facilities Management
950,000	Capita Group	9,249
	White Collar, Back Office Outsourcing
561,600	Intertek Testing	7,136
	Testing, Inspection & Certification Services
896,000	Smith & Nephew	5,554
	Medical Equipment & Supplies
1,035,000	Cobham	2,551
	Aerospace Components
1,100,000	RPS Group	2,458
	Environmental Consulting & Planning
		37,444
	> Germany 5.3%
400,000	Rhoen-Klinikum	7,440
	Health Care Services
110,000	Wincor Nixdorf	4,985
	Retail POS Systems & ATM Machines
		12,425
	> France 4.8%
471,000	SES Global	8,999
	Satellite Broadcasting Services
29,500	Neopost	2,289
	Postage Meter Machines
		11,288
	> Switzerland 4.0%
42,000	Synthes	4,679
	Products for Orthopedic Surgery
39,700	Kuehne & Nagel	2,317
	Freight Forwarding/Logistics
18,200	Swatch Group	2,198
	Watch & Electronics Manufacturer
		9,194
	> Spain 2.9%
175,000	Red Electrica de Espana	6,836
	Spanish Power Grid
		6,836
	> Ireland 2.8%
2,200,000	United Drug	4,364
	Irish Pharmaceutical Wholesaler & Outsourcer
96,000	Aryzta (a)	2,246
	Baked Goods
		6,610
	> Sweden 1.9%
893,000	Hexagon	4,346
	Measurement Equipment
		4,346
	> Greece 1.4%
654,000	Intralot	3,215
	Lottery & Gaming Systems & Services
		3,215
	> Netherlands 1.0%
150,000	QIAGEN (a)	2,399
	Life Science Tools & Molecular Diagnostics
		2,399
	> Denmark 0.9%
29,000	Novozymes	2,095
	Industrial Enzymes
		2,095
Europe: Total		95,852

Asia 30.0%
	> Japan 23.9%
15,600	Jupiter Telecommunications	10,370
	Largest Cable Service Provider in Japan
1,277,000	Kansai Paint	7,057
	Paint Producer in Japan, India, China & Southeast Asia
22,500	Nintendo	6,467
	Entertainment Software & Hardware
144,300	Benesse	5,277
	Education Service Provider
1,920	Seven Bank	5,090
	ATM Processing Services
502,200	Rohto Pharmaceutical	4,525
	Health & Beauty Products
782	Orix JREIT	3,192
	Diversified REIT
435,000	Kamigumi	2,878
	Port Cargo Handling & Logistics
70,000	Ryohin Keikaku	2,723
	Specialty Retail
300	Nippon Building Fund	2,564
	Office REIT
182,000	Aeon Mall	2,307
	Suburban Shopping Mall Developer, Owner & Operator
279,000	Suruga Bank	2,283
	Regional Bank
67,000	Ain Pharmaciez	1,107
	Dispensing Pharmacy/Drugstore Operator
		55,840
	> South Korea 3.7%
256,000	Woongjin Coway	5,534
	South Korean Household Appliance Rental Service Provider
29,000	NHN (a)	3,166
	Google-ing in South Korea
		8,700
	> Hong Kong 1.8%
370,000	Hong Kong Exchanges and Clearing	3,487
	Hong Kong Equity & Derivatives Market Operator
7,798,800	NagaCorp	705
	Monopoly Casino in Central Cambodia
		4,192
	> Singapore 0.6%
1,680,000	ComfortDelGro	1,502
	Taxi & Mass Transit Service
		1,502
Asia: Total		70,234

Number of Shares		Value (000)

Other Countries 22.6%
	> United States 11.0%
155,000	Cephalon (a)	$10,555
	Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology
78,000	Diamond Offshore	4,903
	Offshore Drilling Contractor
107,600	Alexion Pharmaceuticals (a)	4,052
	Biotech Focused on Orphan Diseases
98,000	Oceaneering International (a)	3,613
	Provider of Sub-sea Services & Manufactured Products
110,000	BioMarin (a)	1,359
	Biotech Focused on Orphan Diseases
55,000	Bristow (a)	1,179
	Largest Provider of Helicopter Services to Offshore Oil & Gas Producers
		25,661
	> Canada 4.6%
95,400	Potash Corp. of Saskatchewan	7,710
	World’s Largest Producer of Potash
473,867	Pacific Rubiales Energy (a)	1,838
276,133	Pacific Rubiales Energy (a)(b)	1,060
138,067	Pacific Rubiales Energy-Warrants (a)(b)	117
	Oil Production & Exploration in Colombia
		10,725
	> South Africa 3.0%
421,000	Naspers	7,111
	Media & Education in Africa & Other Emerging Markets
		7,111
	> Israel 2.1%
620,000	Israel Chemicals	5,028
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals
		5,028
	> Australia 1.9%
1,205,000	Sino Gold (a)	4,432
	Gold Mining in The People’s Republic of China
		4,432
Other Countries: Total		52,957

Latin America 1.0%
	> Chile 1.0%
90,000	Sociedad Quimica y Minera de Chile - ADR	2,390
	Producer of Specialty Fertilizers, Lithium & Iodine
		2,390
Latin America: Total		2,390

Total Equities: 94.6% (Cost: $278,044)		221,433

Principal Amount (000)

Short-Term Obligations 6.4%
	> Repurchase Agreement 5.0%
$11,778	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/09, due 4/01/09 at 0.120%, collateralized by a U.S. Treasury Obligation, maturing 4/15/11, market value $12,015 (repurchase proceeds $11,778)	11,778
		11,778
	> Commercial Paper 1.4%
1,100	Hewlett Packard (c) 0.28% Due 4/02/09	1,100
1,100	Toyota Motor Credit 0.30% Due 4/08/09	1,100
1,100	Chevron Funding 0.28% Due 4/09/09	1,100
		3,300
Total Short-Term Obligations: (Amortized Cost: $15,078)		15,078

Total Investments: 101.0% (Cost: $293,122)(d)(e)		236,511

Cash and Other Assets Less Liabilities: (1.0)%		(2,446)

Total Net Assets: 100.0%		$234,065

*	Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.

These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
• Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this SFAS 157 hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
(in thousands)
Level 1 – Quoted Prices	$37,599	$—
Level 2 – Other Significant Observable Inputs	198,912	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$236,511	$—

ADR = American Depositary Receipts.

> Notes to Statement of Investments (dollar values in thousands)

(a)          Non-income producing security.

(b)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in accordance with procedures established by the board of trustees. At March 31, 2009, these securities amounted to $1,177, which represented 0.50% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Pacific Rubiales Energy	7/12/07	276,133	$1,109	$1,060
Pacific Rubiales Energy-Warrants	7/12/07	138,067	236	117
			$1,345	$1,177

(c)          Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2009, this security had an aggregate value of $1,100, which represented 0.5% of net assets.

(d)         At March 31, 2009, for federal income tax purposes cost of investments was $293,122 and net unrealized depreciation was $56,611 consisting of gross unrealized appreciation of $10,380 and gross unrealized depreciation of $66,991.

(e)          On March 31, 2009, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$55,840	23.9
U.S. Dollar	50,839	21.7
Euro	42,773	18.3
British Pound	37,444	16.0
Other currencies less than 5% of total net assets	49,615	21.1
	$236,511	101.0

Columbia Acorn Select

Statement of Investments (Unaudited), March 31, 2009

Number of Shares		Value (000)

Equities: 93.6%
Consumer Goods & Services 27.6%
	> Other Consumer Services 11.2%
775,000	ITT Educational Services (a)	$94,100
	Post-secondary Degree Services
1,700,000	Career Education (a)	40,732
	Post-secondary Education
		134,832
	> Retail 7.3%
3,350,000	Safeway	67,637
	Supermarkets
863,000	Abercrombie & Fitch	20,539
	Teen Apparel Retailer
		88,176
	> Travel 4.6%
3,250,000	Expedia (a)	29,510
	Online Travel Services Company
6,500,000	Hertz (a)	25,545
	Largest U.S. Rental Car Operator
		55,055
	> Apparel 2.2%
1,600,000	Coach (a)	26,720
	Designer & Retailer of Branded Leather Accessories
		26,720
	> Casinos & Gaming 1.4%
325,000,000	RexCapital Finance (China) (a)	10,190
	Chinese Lottery
74,000,000	NagaCorp (Hong Kong)	6,683
	Monopoly Casino in Central Cambodia
		16,873
	> Food & Beverage 0.7%
17,500,000	Fu Ji Food & Catering Services (China)	7,722
	Food Catering Service Provider in China
		7,722
	> Furniture & Textiles 0.2%
400,000	Knoll	2,452
	Office Furniture
		2,452
Consumer Goods & Services: Total		331,830

Information 25.7%
	> Mobile Communications 6.5%
1,400,000	American Tower (a)	42,602
	Communications Towers in USA & Latin America
1,550,000	Crown Castle International (a)	31,635
	Communications Towers
11,000,000	Globalstar (a)(b)	3,850
	Satellite Mobile Voice & Data Carrier
		78,087
	> Internet Related 5.3%
9,500,000	SkillSoft - ADR (a)(b)	63,555
	Web-based Learning Solutions (E-Learning)
		63,555
	> Business Software 2.8%
8,000,000	Novell (a)	34,080
	Directory, Operating System & Identity Management Software
		34,080
	> CATV 2.5%
1,250,000	Discovery Communications, Series C (a)	18,313
700,000	Discovery Communications (a)	11,214
	CATV Programming
		29,527
	> Advertising 2.1%
3,300,000	VisionChina Media - ADR (China) (a)	21,285
	Advertising on Digital Screens in China’s Mass Transit System
2,350,000	China Mass Media - ADR (China) (a)(b)	4,348
	Media Planning Agency in China
		25,633
	> Computer Services 1.9%
3,800,000	WNS - ADR (a)(b)	19,760
	Offshore BPO (Business Process Outsourcing) Services
1,334,442	Hackett Group (a)	2,696
	IT Integration & Best Practice Research
		22,456
	> Computer Hardware & Related Equipment 1.7%
725,000	Amphenol	20,655
	Electronic Connectors
		20,655
	> Contract Manufacturing 1.3%
50,200,000	Sanmina-SCI (a)(b)	15,311
	Electronic Manufacturing Services
		15,311
	> Telecommunications Equipment 1.1%
2,800,000	Tellabs (a)	12,824
	Telecommunications Equipment
		12,824
	> Financial Processors 0.5%
3,700,000	CardTronics (a)(b)	6,549
	Operates the World’s Largest Network of ATMs
		6,549
Information: Total		308,677

Industrial Goods & Services 16.7%
	> Other Industrial Services 5.5%
1,425,000	Expeditors International of Washington	40,313
	International Freight Forwarder
4,500,000	American Commercial Lines (a)(b)	14,265
	Operator/Builder of Inland Barges
1,050,000	Mobile Mini (a)	12,096
	Portable Storage Units Leasing
		66,674

Number of Shares		Value (000)

	> Outsourcing Services 5.0%
2,800,000	Quanta Services (a)	$60,060
	Electrical & Telecom Construction Services
		60,060
	> Waste Management 3.2%
1,500,000	Waste Management	38,400
	U.S. Garbage Collection & Disposal
		38,400
	> Machinery 1.9%
525,000	Ametek	16,417
	Aerospace/Industrial Instruments
225,000	Donaldson	6,039
	Industrial Air Filtration
		22,456
	> Industrial Materials & Specialty Chemicals 1.1%
1,000,000	Nalco Holding Company	13,070
	Provider of Water Treatment & Process Chemicals & Services
		13,070
Industrial Goods & Services: Total		200,660

Energy & Minerals 11.4%
	> Oil Services 3.9%
800,000	FMC Technologies (a)	25,096
	Oil & Gas Wellhead Manufacturer
6,700,000	Tetra Technologies (a)(b)	21,775
	U.S.-based Service Company with Life of Field Approach
		46,871
	> Oil & Gas Producers 3.3%
8,122,166	Pacific Rubiales Energy (Canada) (a)(c)	31,187
1,483,334	Pacific Rubiales Energy (Canada) (a)	5,753
2,868,750	Pacific Rubiales Energy-Warrants (Canada) (a)(c)	2,433
	Oil Production & Exploration in Colombia
		39,373
	> Mining 3.0%
18,050,000	Uranium One (South Africa) (a)	36,506
	Uranium Mines in South Africa, Kazakhstan, Australia & the U.S.
		36,506
	> Alternative Energy 1.2%
1,600,000	Canadian Solar (a)	9,568
	Solar Cell & Module Manufacturer
1,480,000	Real Goods Solar (a)(b)	2,960
	Residential Solar Energy Installer
2,800,000	Synthesis Energy Systems (a)(b)	1,848
	Owner/Operator of Gasification Plants
		14,376
Energy & Minerals: Total		137,126

Number of Shares or Principal Amount (000)

Finance 7.3%
	> Brokerage & Money Management 6.2%
1,300,000	Eaton Vance	29,705
	Specialty Mutual Funds
6,015,300	MF Global (a)	25,445
	Futures Broker
1,550,000	SEI Investments	18,925
	Mutual Fund Administration & Investment Management
		74,075
	> Insurance 1.1%
14,950,000	Conseco (a)(b)	13,754
	Life, Long-term Care & Medical Supplement Insurance
		13,754
Finance: Total		87,829

Other Industries 2.6%
	> Transportation 2.6%
1,300,000	JB Hunt Transport Services	31,343
	Truck & Intermodal Carrier
		31,343
Other Industries: Total		31,343

Health Care 2.3%
	> Pharmaceuticals 2.3%
400,000	Cephalon (a)	27,240
	Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology
		27,240
Health Care: Total		27,240

Total Equities: 93.6% (Cost: $1,733,523)		1,124,705

Short-Term Obligation 6.5%
	> Repurchase Agreement 6.5%
$78,566	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/09, due 4/01/09 at 0.120%, collateralized by a U.S. Government Agency Obligation, maturing 1/15/13, market value $80,141 (repurchase proceeds $78,566)	78,566

Total Short-Term Obligation (Cost: $78,566)		78,566

Total Investments: 100.1% (Cost: $1,812,089)(d)		1,203,271

Cash and Other Assets Less Liabilities: (0.1)%		(1,800)

Total Net Assets: 100.0%		$1,201,471

*	Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.

These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
• Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this SFAS 157 hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2009, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
(in thousands)
Level 1 – Quoted Prices	$1,066,491	$—
Level 2 – Other Significant Observable Inputs	136,780	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$1,203,271	$—

ADR = American Depositary Receipts.

> Notes to Statement of Investments (dollar values in thousands)

(a)          Non-income producing security.

(b)         An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in affiliated companies during the three months ended March 31, 2009, are as follows:

Affiliates	Balance of Shares Held 12/31/08	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/09	Value	Dividend
American Commercial Lines	3,803,849	696,151	—	4,500,000	$14,265	$—
Canadian Solar*	1,825,000	—	225,000	1,600,000	9,568	—
CardTronics	3,560,000	140,000	—	3,700,000	6,549	—
China Mass Media - ADR	2,350,000	—	—	2,350,000	4,348	—
Conseco	14,950,000	—	—	14,950,000	13,754	—
Globalstar	10,000,000	1,000,000	—	11,000,000	3,850	—
Real Goods Solar	1,500,000	—	20,000	1,480,000	2,960	—
Sanmina-SCI	50,200,000	—	—	50,200,000	15,311	—
SkillSoft - ADR	9,500,000	—	—	9,500,000	63,555	—
Synthesis Energy Systems	2,800,000	—	—	2,800,000	1,848	—
Tetra Technologies	6,150,000	750,000	200,000	6,700,000	21,775	—
WNS-ADR	3,100,000	700,000	—	3,800,000	19,760	—
Total of Affiliated Transactions	109,738,849	3,286,151	445,000	112,580,000	$177,543	$—

*                 At March 31, 2009, the Fund owned less than five percent or more of the company’s outstanding voting shares.

The aggregate cost and value of these companies at March 31, 2009, was $752,061 and $177,543, respectively. Investments in affiliate companies represented 14.8% of total net assets at March 31, 2009.

(c)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in accordance with procedures established by the board of trustees. At March 31, 2009, these securities amounted to $33,620, which represented 2.80% of net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Pacific Rubiales Energy	7/12/07-8/22/07	8,122,166	$36,476	$31,187
Pacific Rubiales Energy-Warrants	7/12/07	2,868,750	4,910	2,433
			$41,386	$33,620

(d)         At March 31, 2009, for federal income tax purposes cost of investments was $1,812,089 and net unrealized depreciation was $608,818 consisting of gross unrealized appreciation of $199,592 and gross unrealized depreciation of $808,410.

Columbia Thermostat Fund

Statement of Investments (Unaudited), March 31, 2009

Number of Shares or Principal Amount (000)		Value (000)

	> Stock Funds: 99.4%
3,554,868	Columbia Large Cap Enhanced Core Fund, Class Z	$27,657
2,465,735	Columbia Dividend Income Fund, Class Z	22,216
1,033,616	Columbia Acorn Fund, Class Z	16,621
774,604	Columbia Acorn International, Class Z	16,305
1,356,555	Columbia Marsico Growth Fund, Class Z	16,604
813,542	Columbia Acorn Select, Class Z	11,113
Total Stock Funds (Cost: $167,247)		110,516

Short-Term Obligation: 0.7%
	> Repurchase Agreement: 0.7%
$773	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/09, due 4/01/09 at 0.120%, collateralized by a U.S. Treasury Obligation, maturing 1/15/13 market value $792 (repurchase proceeds $773)	773

Total Short-Term Obligation (Cost: $773)		773

Total Investments: 100.1% (Cost: $168,020)(a)		111,289

Cash and Other Assets Less Liabilities: (0.1)%		(161)

Total Net Assets: 100.0%		$111,128

*	Security Valuation:

Investments in portfolio funds are valued at their net asset value as reported by the portfolio funds. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.

These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
• Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this SFAS 157 hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2009, in valuing each Fund’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
(in thousands)
Level 1 – Quoted Prices	$110,516	$—
Level 2 – Other Significant Observable Inputs	773	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$111,289	$—

> Notes to Statements of Investments (dollar values in thousands)

(a)          At March 31, 2009, for federal income tax purposes cost of investments was $168,020 and net unrealized depreciation was $56,731, consisting of gross unrealized appreciation of $103 and gross unrealized depreciation of $56,834.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 21, 2009

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	May 21, 2009